INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

8.	INVENTORIES, NET

Inventories, net consisted of the followings:

	As of December 31,
	2024	2025
	RMB	RMB
Finished goods	80,853	105,315
Raw materials	31,472	21,564
Inventories, net	112,325	126,879

The Group recorded inventory written down amounted to RMB3,104 and RMB805 as of December 31, 2024 and 2025, respectively.